Supplement to the
Strategic Advisers® Short Duration Fund
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Short-Term Bond: 0.10% on the first $250 million in assets; 0.09% on the next $250 million in assets; and 0.07% on any amount in excess of $500 million in assets.

ASD-SSTK-0126-108-1.9862946.108	January 5, 2026

Supplement to the
Strategic Advisers® Fidelity® Core Income Fund
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Securitized Credit: 0.10% on the first $250 million in assets; 0.08% on the next $250 million in assets; and 0.075% on any amount in excess of $500 million in assets.

COI-SSTK-0126-103-1.9899408.103	January 5, 2026

Supplement to the
Strategic Advisers® Core Income Fund
April 29, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Securitized Credit: 0.10% on the first $250 million in assets; 0.08% on the next $250 million in assets; and 0.075% on any amount in excess of $500 million in assets.

SSC-SSTK-0126-111-1.924230.111	January 5, 2026